Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued liabilities and other current liabilities
Schedule of accrued liabilities and other current liabilities

	December 31,
	2023	2024
	US$	US$

Revenue sharing fees and content costs	105,961	82,731
Salaries and welfare	82,768	91,035
Marketing and promotion expenses	61,197	56,988
Value added taxes and other taxes payable	199,170	224,834
Bandwidth costs	18,300	20,876
Consideration received related to disposal of YY Live business (Note 3)	1,859,699	1,859,325
Others	54,094	58,134

Total	2,381,189	2,393,923